Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Current liabilities
Summary of deferred income

	June 30,	December 31,
	2022	2021

	2022	2021
	€ 1,000	€ 1,000

Eli Lilly up-front payment and premium on equity consideration	18,976	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	444	561
Horizon 2020 grant	4	25

Total deferred income	19,424	19,802
Current portion	(6,824)	(5,115)
	12,600	14,687